Prepayments and Other Assets (Details) - Schedule of Prepayments and Other Assets - USD ($)	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Schedule of Prepayments and Other Assets [Abstract]
Prepayment for fuel and other costs	$ 3,662,706	$ 3,509,770
Prepayment for keyman insurance	869,779	894,561
Prepaid consulting service fee	744,179
Others	52,175	51,971
Total	5,328,839	4,456,302
Including:
Prepayments and other current assets	3,714,881	3,561,741	$ 1,834,031
Prepayments and other non-current assets	$ 1,613,958	$ 894,561	$ 846,708